Income tax	12 Months Ended
Sep. 30, 2021
Income tax
Income tax

Note 7. Income tax

Accounting policy

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.

Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.

Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.

Deferred tax is not recognised for the following temporary differences:

●
the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
●
the initial recognition of goodwill in a business combination; and
●
retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

The Group operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are determined based on the expected outcomes.

Note 7. Income tax (continued)

Income tax expense

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Profit before income tax expense	8,501	4,266	9,749	6,761	4,453
Tax at the Australian company tax rate of 30%	2,550	1,280	2,925	2,028	1,336
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	59	56	72	59	56
Life insurance:
Tax adjustment on policyholder earnings	3	(17)	8	-	-
Adjustment for life business tax rates	-	1	(1)	-	-
Dividend adjustments	-	-	(1)	(355)	(228)
Other non-assessable items	(6)	(3)	(14)	(5)	(3)
Other non-deductible items	252	585	12	204	468
Adjustment for overseas tax rates	(16)	16	(32)	9	32
Income tax (over)/under provided in prior years	3	1	(10)	(2)	1
Other items	193	55	-	210	133
Total income tax expense	3,038	1,974	2,959	2,148	1,795
Income tax expense comprises:
Current income tax	2,741	2,954	3,370	2,017	2,417
Movement in deferred tax	294	(981)	(401)	133	(623)
Income tax (over)/under provision in prior years	3	1	(10)	(2)	1
Total income tax expense	3,038	1,974	2,959	2,148	1,795
Total Australia	2,610	1,697	2,526	2,090	1,753
Total Overseas	428	277	433	58	42
Total income tax expense[1]	3,038	1,974	2,959	2,148	1,795

The effective tax rate was 35.74% in 2021 (2020: 46.27%, 2019: 30.35%).

1.	As the Bank levy is not a levy on income, it is not included in income tax. It is included in Note 3.

Note 7. Income tax (continued)

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Amounts recognised in the income statements and opening retained profits
Provisions for ECL on loans and credit commitments	1,481	1,788	1,269	1,507
Provision for long service leave, annual leave and other employee benefits	386	335	365	308
Financial instruments	-	-	-	-
Property and equipment	347	223	316	198
Other provisions	424	606	388	570
Lease liabilities[1]	743	899	665	825
All other liabilities[1]	331	419	300	304
Total amounts recognised in the income statements and opening retained profits	3,712	4,270	3,303	3,712
Amounts recognised directly in OCI
Investment securities	-	-	-	-
Cash flow hedges	-	25	-	-
Defined benefit	103	155	101	149
Total amounts recognised directly in OCI	103	180	101	149
Gross deferred tax assets	3,815	4,450	3,404	3,861
Set-off of deferred tax assets and deferred tax liabilities	(1,378)	(1,386)	(1,311)	(1,364)
Net deferred tax assets	2,437	3,064	2,093	2,497
Movements
Balance as at beginning of year	3,064	2,048	2,497	1,925
Impact on adoption of new accounting standards[1]	(17)	948	(14)	872
Restated opening balance	3,047	2,996	2,483	2,797
Recognised in the income statements	(529)	758	(395)	507
Recognised in OCI	(77)	13	(48)	9
Balances reclassified to assets held for sale	(8)	-	-	-
Balances disposed of on sale of businesses	(4)	-	-	-
Set-off of deferred tax assets and deferred tax liabilities	8	(703)	53	(816)
Balance as at end of year	2,437	3,064	2,093	2,497

1.

The adoption of AASB 16 on 1 October 2019 resulted in an increase in deferred tax assets of $948 million for the Group and $872 million for the Parent Entity. A corresponding increase was also recognised in deferred tax liabilities (refer to the following table), which resulted in a net nil impact on retained profits.

Note 7. Income tax (continued)

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	296	253	290	232
Property and equipment[1]	610	933	541	864
Life insurance assets	-	43	-	-
All other assets	267	223	211	208
Total amounts recognised in the income statements and opening retained profits	1,173	1,452	1,042	1,304
Amounts recognised directly in OCI
Investment securities	214	51	211	51
Cash flow hedges	81	9	58	9
Total amounts recognised directly in OCI	295	60	269	60
Gross deferred tax liabilities	1,468	1,512	1,311	1,364
Set-off of deferred tax assets and deferred tax liabilities	(1,378)	(1,386)	(1,311)	(1,364)
Net deferred tax liabilities	90	126	-	-
Movements
Balance as at beginning of year	126	44	-	-
Impact on adoption of new accounting standards[1]	-	948	-	872
Restated opening balance	126	992	-	872
Recognised in the income statements	(235)	(223)	(262)	(116)
Recognised in OCI	235	60	209	60
Balances reclassified to liabilities held for sale	(44)	-	-	-
Balances disposed of on sale of businesses	-	-	-	-
Set-off of deferred tax assets and deferred tax liabilities	8	(703)	53	(816)
Balance as at end of year	90	126	-	-

1.

The adoption of AASB 16 on 1 October 2019 resulted in an increase in deferred tax liabilities of $948 million for the Group and $872 million for the Parent Entity, which was recognised as an opening adjustment in retained profits. A corresponding increase was also recognised in deferred tax assets (refer to the previous table), which resulted in a net nil impact on retained profits.

Unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The tax effect of the gross balances would be based on the corporate tax rates applicable in the relevant jurisdictions, which range between 16.5% and 30%.

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Unrecognised deferred tax asset
Tax losses on revenue account	470	335	454	264
Unrecognised deferred tax liability
Gross retained earnings of subsidiaries which the Parent Entity does not intend to distribute in the foreseeable future	55	55	-	-